Interests in Joint operations	12 Months Ended
Dec. 31, 2018
Disclosure Of Interests in Joint operations [Abstract]
Disclosure of interests in joint arrangements [text block]
Note
31	Interests in Joint operations

The Group has interests in joint operations, which are engaged in the exploration of hydrocarbons in Chile, Colombia, Brazil and Argentina.

In Colombia, GeoPark is the operator in Llanos 34. In Chile, GeoPark is the operator in all the blocks. In Argentina, GeoPark used to be the operator in CN-V Block until October 2018.

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary / Joint operation	Interest	PP&E	Other Assets	Total Assets	Total Liabilities	Net Assets/ (Liabilities)	Revenue	Operating profit (loss)
2018
Colombia SAS
Llanos 34 Block	45%	174,895	3,133	178,028	(2,296)	175,732	469,404	347,772
Llanos 32 Block	12.5%	2,011	-	2,011	(449)	1,562	5,764	623
GeoPark Magallanes Ltda.
Tranquilo Block	50%	-	55	55	(428)	(373)	-	(46)
GeoPark TdF S.A.
Flamenco Block	50%	4,803	-	4,803	(1,173)	3,630	263	(5,647)
Campanario Block	50%	16,477	-	16,477	(278)	16,199	40	(1,008)
Isla Norte Block	60%	8,920	-	8,920	(72)	8,848	7	(778)
GeoPark Brazil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	25,741	6,364	32,105	(839)	31,266	30,053	17,963
POT-T-747	70%	202	-	202	-	202	-	-
REC-T-128	70%	1,398	-	1,398	(648)	750	-	-
GeoPark Argentina Limited – Argentinean Branch
CN-V Block	50%	8,577	328	8,905	(577)	8,328	-	(922)
Puelen Block	18%	1,881	13	1,894	(246)	1,648	-	(159)
Sierra del Nevado Block	18%	995	10	1,005	(91)	914	-	(134)
GeoPark Perú S.A.C.
Morona	75%	6,446	-	6,446	(7,016)	(570)	-	-

Subsidiary / Joint operation	Interest	PP&E	Other Assets	Total Assets	Total Liabilities	Net Assets/ (Liabilities)	Revenue	Operating profit (loss)
2017
Colombia SAS
Llanos 34 Block	45%	131,193	4,563	135,756	(5,847)	129,909	259,815	163,917
Llanos 32 Block	12.5%	835	209	1,044	(492)	552	1,784	(319)
Yamu/Carupana Block	89.5%	4,741	1	4,742	(2,993)	1,749	3,072	(2,721)
GeoPark Magallanes Ltda.
Tranquilo Block	50%	-	55	55	(432)	(377)	-	(48)
GeoPark TdF S.A.
Flamenco Block	50%	9,893	-	9,893	(1,223)	8,670	879	(1,422)
Campanario Block	50%	17,347	-	17,347	(233)	17,114	-	(150)
Isla Norte Block	60%	9,553	-	9,553	(60)	9,493	-	(161)
GeoPark Brazil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	44,167	19,126	63,293	(11,444)	51,849	34,238	12,731
POT-T-747	70%	849	358	1,207	(1,091)	116	-	-
GeoPark Argentina Limited – Argentinean Branch
CN-V Block	50%	6,819	347	7,166	(984)	6,182	70	(1,163)
Puelen Block	18%	1,318	72	1,390	(232)	1,158	-	(546)
Sierra del Nevado Block	18%	568	169	737	(837)	(100)	-	(474)

Subsidiary / Joint operation	Interest	PP&E	Other Assets	Total Assets	Total Liabilities	Net Assets/ (Liabilities)	Revenue	Operating profit (loss)
2016
Colombia SAS
Llanos 34 Block	45%	79,811	693	80,504	(3,943)	76,561	125,400	83,193
Llanos 32 Block	10%	3,819	-	3,819	(211)	3,608	2,303	1,043
Yamu/Carupana Block	89.5%	3,418	-	3,418	(2,289)	1,129	18	(307)
GeoPark Magallanes Ltda.
Tranquilo Block	50%	-	55	55	(424)	(369)	-	(40)
GeoPark TdF S.A.
Flamenco Block	50%	15,108	-	15,108	(93)	15,015	1,004	(1,988)
Campanario Block	50%	29,718	-	29,718	(1)	29,717	-	(399)
Isla Norte Block	60%	9,920	-	9,920	(1)	9,919	5	(438)
GeoPark Brazil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	54,166	15,791	69,957	(8,442)	61,515	29,719	20,945

Capital commitments are disclosed in Note 32.2.